COST OF SALES	12 Months Ended
Dec. 31, 2022
Cost Of Sales Disclosure [Abstract]
COST OF SALES [Text Block]

10. COST OF SALES

The Company did not have any cost of sales prior to the third quarter of 2022. Cost of sales were:

2022
Production costs	$12,119
Refining and transportation costs	712
Depletion and depreciation	1,856
Royalties	208
Site share-based compensation	195
Cost of sales	$15,090

Production costs by nature of expense were:

2022
Salaries and benefits	$1,639
Consultants and contractors	5,006
Utilities and other services	952
Supplies and consumables	3,482
Maintenance and mechanical	805
Office and other supplies	235
Production costs	$12,119